Loss Per Share - Schedule of Anti-dilutive Common Shares Outstanding (Details) - shares	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Anti-dilutive Common Shares Outstanding [Line Items]
Anti-dilutive common shares	1,186,074	213,996
Share Options [Member]
Schedule of Anti-dilutive Common Shares Outstanding [Line Items]
Anti-dilutive common shares	301,485	91,328
Warrants [Member]
Schedule of Anti-dilutive Common Shares Outstanding [Line Items]
Anti-dilutive common shares	884,589	122,668